Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of Assets and Liabilities [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES

5. FAIR VALUE OF ASSETS AND LIABILITIES

Assets and liabilities measured or disclosed at fair value on a recurring basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2024	Level 1	Level 2	Level 3	Fair Value
Assets	RMB	RMB	RMB	RMB
Available for sale investment (i)	—	—	62,031	62,031
Investment in marketable securities	759,173	1,186,414	10,440	1,956,027
Total Assets	759,173	1,186,414	72,471	2,018,058
December 31, 2025
Assets
Available for sale investment	—	—	15,290	15,290
Investment in marketable securities	1,274,197	1,573,430	—	2,847,627
Total Assets	1,274,197	1,573,430	15,290	2,862,917

(i)	Available for sale investment please refer to Note 6 for further details.

The Group retained an independent third-party valuation firm to perform valuations of assets classified as Level 3 within the fair value hierarchy for the years ended December 31, 2024 and 2025.

Assets and liabilities measured or disclosed at fair value on a non-recurring basis

For equity securities without readily determinable fair values, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long-term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the enterprise value to P/B multiples observed in the market, adjusted by the Company for a discount for lack of marketability, with impairment charges of RMB320,730 incurred and recorded in earnings for the year ended December 31, 2025. The Group’s non-financial assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired.

There were no transfers into and out of Level 3 fair value measurements during the year ended December 31, 2025.